UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09281
                                                     ------------------

                          Hilliard Lyons Research Trust
       -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              501 South 4th Street
                              Louisville, KY 40202
       -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                              Joseph C. Curry, Jr.
                              501 South 4th Street
                              Louisville, KY 40202
       -----------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 800-444-1854
                                                           --------------

                        Date of fiscal year end: June 30
                                                ----------

                   Date of reporting period: December 31, 2003
                                            -------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                [GRAPHIC OMITTED]
                                 HILLIARD LYONS





[LOGO OMITTED]
SENBANC FUND
SENBANC


[GRAPHIC OMITTED]
                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 2003
                                   (UNAUDITED)




                        J.J.B. HILLIARD, W.L. LYONS, INC.
                              HILLIARD LYONS CENTER
                           LOUISVILLE, KENTUCKY 40202
                                  (502)588-8400
                                  (800)444-1854

SIX MONTHS ENDED DECEMBER 31, 2003


TO: SHAREHOLDERS OF SENBANC FUND

For the 2003 calendar year, your Fund's total return was 32.6%. For the first six months of the Fund's fiscal year ending June 30, 2004, your Fund's total return was 17.3%. For the quarter ended December 31, 2003 (our second fiscal quarter), your Fund's total return was 10.7%. Your Fund's three year annualized rate of return through December 31, 2003, is 24.2%. These rates of return exclude sales charges; if reflected, sales charges would have reduced the performance of the Fund. As of December 31, 2003, nearly $106 million was invested among 31 bank stocks, and cash represented 38.3% of your Fund's $175 million of gross assets.

For the six months and the twelve months ending December 31, 2003, Senbanc Fund outperformed the S&P 500 Index by 2.1 and 3.9 percentage points, respectively. A seventh consecutive quarter of GDP growth in the third quarter appears to have convinced more investors that perhaps the economy has been improving.

To attribute improved economic health to tax cuts that boosted consumer spending and a weak dollar improving America's competitive edge abroad is to take the short-term view. To assume that this stimulus is responsible for prior economic expansion flies in the face of reason and suggests that growth will lessen when stimulus ceases. We can hardly expect the 8.2% annualized GDP growth of the third quarter to be sustainable; the Federal Reserve Board presumably concurs because it refrained from monetary tightening as a response to this good news. But we should expect businesses to react positively to the confidence shown by investors when capital spending decisions are made in 2004.

Doom and gloom surrounding America's robust economy have not prevented investors from moving back into the markets, and Senbanc Fund's boat appears to have benefited from the rising tide. The difference, of course, is that the larger markets (such as the S&P 500 Index and the Dow Jones Industrial Index), even after the gains of 2003, are again at levels available to investors in mid 1999, while Senbanc Fund's net asset value is significantly higher over the same period.

We attribute your Fund's performance to the nature of our investment philosophy. Our disregard for the price history of the stocks we buy, and for future trends, ensure that we restrict our analysis only to events that have already taken place. We recognize that nobody knows the future.

Consistent application of our disciplined investment process enables us to identify consistently well run companies that are poorly perceived by investors, without ourselves being influenced by those same perceptions. We look forward to applying ourselves on your behalf in what appears to be a more favorable economic environment than we have encountered since your Fund was formed.

                                        Yours very truly,


                                        /s/ JAMES M. ROGERS
                                        JAMES M. ROGERS
                                        President, Hilliard Lyons Research Trust

                   SENBANC FUND GROWTH OF $10,000 INVESTMENT

                  Senbanc           Senbanc          Nasdaq        S&P 500
                 Fund (Load)     Fund (Equity)     Bank Index       Index
                 -----------     -------------     ----------      -------
 7/8/99           $ 9,775          $10,000          $10,000        $10,000
 6/30/00            8,582            8,780            8,276         10,553
 6/30/01           12,156           12,436           11,927          8,988
 6/30/02           14,788           15,128           13,918          7,371
 6/30/03           17,134           17,528           14,571          7,389
12/31/03           20,093           20,555           17,385          8,508

AVERAGE ANNUAL RETURNS (AS OF 12/31/2003)

                                        Six                          Since
                                       Months         1 Year       Inception*
                                       ------         ------       ---------
Senbanc Fund (N.A.V.)                   17.3%         32.6%          17.4%
Senbanc Fund (Load)                     14.7%         29.7%          16.8%
Nasdaq Bank Index**                     19.3%         33.0%          13.1%
S&P 500 Index**                         15.1%         28.7%          (3.5)%


   Past performance is no guarantee of future results. The Senbanc Fund (Load and N.A.V.) returns assume reinvestment of all distributions. The Senbanc Fund (Load) return reflects the maximum sales charge of 2.25%. An expense limitation was in place for the Fund from July 8, 1999 (inception) through February 28, 2003. Performance would have been lower absent the expense limitation.

   The Fund may have invested in stocks that have experienced significant gains; there is no guarantee that these gains will continue. As a non-diversified fund, a greater percentage of the Fund's portfolio may be invested in one company's securities than the portfolio of a diversified fund. As a result, the Fund may experience greater volatility in investment performance.

   The performance in the above table and graph do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

*  The Fund commenced operations on July 8, 1999.

** The Nasdaq Bank Index is an unmanaged  index of unlisted  banks.  The S&P 500
   Index is an unmanaged stock market index. The index returns assume reinvestment of all dividends but, unlike the Fund, do not include any expenses associated with operating a mutual fund.

                                  SENBANC FUND
                             SCHEDULE OF INVESTMENTS
                                   (UNAUDITED)
                                DECEMBER 31, 2003

COMMON STOCK -- 60.5%
--------------------------------------------------------------------------------

                                                                      MARKET
SHARES           DESCRIPTION                                          VALUE
------           -----------                                          ------

                 SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS -- 55.5%
                 ---------------------------------------------------------------
         9,000   ABC Bancorp .....................................  $    143,730
        10,500   Bank of America Corp. ...........................       844,515
         1,000   Capital Corp of the West* .......................        39,640
       107,712   CB Bancshares, Inc. (HI) ........................     6,783,163
        21,920   Chemical Financial Corp. ........................       797,669
         7,100   Comerica, Inc. ..................................       398,026
        13,750   Commercial Bankshares, Inc. (FL) ................       461,450
        12,700   Community Bank System, Inc. .....................       622,300
        75,200   Corus Bankshares, Inc. ..........................     2,373,312
       143,200   Crescent Banking Co. (GA) .......................     4,550,896
       214,900   First Mariner Bancorp, Inc.* ....................     4,025,292
       342,400   Greater Bay Bancorp .............................     9,751,552
       337,900   Humboldt Bancorp ................................     5,920,008
       419,600   Intervest Bancshares Corp.* .....................     6,193,296
       228,100   KeyCorp .........................................     6,687,892
        21,600   Leesport Financial Corp. ........................       508,032
        39,425   Mainsource Financial Group, Inc. ................     1,209,177
        62,700   Merchants Bancshares, Inc. ......................     1,915,485
        23,700   National City Corp. .............................       804,378
       130,500   North Valley Bancorp ............................     1,991,560
       328,000   Northrim Bancorp, Inc. ..........................     7,527,600
       406,200   Pab Bankshares, Inc. ............................     6,312,348
       166,500   Pelican Financial, Inc. .........................     2,032,965
        13,000   Princeton National Bancorp, Inc. ................       371,150
        16,900   Provident Financial Group, Inc. .................       539,955
       333,125   Sun Bancorp, Inc.* (NJ) .........................     8,794,500
        23,100   Union Planters Corp. ............................       727,419
        68,300   Unizan Financial Corp. ..........................     1,383,075
       290,842   Wachovia Corp. ..................................    13,550,329
                                                                    ------------
                                                                      97,260,714
                                                                    ------------

                                  SENBANC FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                   (UNAUDITED)
                                DECEMBER 31, 2003

COMMON STOCK (CONTINUED)

                                                                      MARKET
SHARES           DESCRIPTION                                          VALUE
------           -----------                                          ------

                 STATE & NATIONAL BANKS -- 5.0%
                 ---------------------------------------------------------------

       180,600   Capital Crossing Bank* ..........................  $  8,549,785
         5,300   Cass Information Systems, Inc. ..................       175,430
                                                                    ------------
                                                                       8,725,215
                                                                    ------------
                    TOTAL COMMON STOCK (COST $80,016,406) ........   105,985,929
                                                                    ------------


PRINCIPAL
---------
                 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 38.3%
                 ---------------------------------------------------------------
    67,214,000   Federal Home Loan Bank Discount Note
                 0.70%, 01/02/04 .................................    67,212,693
                                                                    ------------
                    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                    (COST $67,212,693) ...........................    67,212,693
                                                                    ------------
                    TOTAL INVESTMENTS -- 98.8%
                    (COST $147,229,099) ..........................   173,198,622
                                                                    ------------
                    OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.2% .     2,068,049
                                                                    ------------
                    NET ASSETS -- 100% ...........................  $175,266,671
                                                                    ============

The percentage shown for each investment category is the value of that category as a percentage of the total net assets of the Fund.

*Non-income producing security.

                       See notes to financial statements.

                                  SENBANC FUND


                       STATEMENT OF ASSETS AND LIABILITIES
                                   (UNAUDITED)
                                DECEMBER 31, 2003

ASSETS:

Investment in securities, at market value
   (cost $147,229,099) ..................................................................     $173,198,622
Cash ....................................................................................            2,691
Receivables for:
   Dividends and interest ...............................................................          122,036
   Capital shares sold ..................................................................        2,032,524
Other assets ............................................................................          268,956
                                                                                              ------------
        Total Assets ....................................................................      175,624,829
                                                                                              ------------
LIABILITIES:

Payables for:
   Capital shares redeemed ..............................................................           86,233
   Advisory fees ........................................................................           84,299
   Distribution fees ....................................................................          114,728
   Accounting/Administration fees .......................................................           15,455
   Transfer agent fees ..................................................................            9,729
   Custodian fees .......................................................................            2,246
   Professional fees ....................................................................           25,818
   Trustees' fees .......................................................................            8,461
Accrued expenses ........................................................................           11,189
                                                                                              ------------
        Total Liabilities ...............................................................          358,158
                                                                                              ------------
NET ASSETS ..............................................................................     $175,266,671
                                                                                              ============
NET ASSETS CONSIST OF:
Paid-in capital .........................................................................     $146,219,929
Undistributed net investment income .....................................................           11,672
Accumulated net realized gain on investments ............................................        3,065,547
Net unrealized appreciation on investments ..............................................       25,969,523
                                                                                              ------------
NET ASSETS FOR 10,649,042 SHARES OUTSTANDING ............................................     $175,266,671
                                                                                              ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   ($175,266,671 / 10,649,042 outstanding shares of beneficial interest, $0.01 par value,
   unlimited shares authorized) .........................................................     $      16.46
                                                                                              ============
Maximum offering price per share (100/97.75 of $16.46) ..................................     $      16.84
                                                                                              ============

                       See notes to financial statements.

                                  SENBANC FUND


                             STATEMENT OF OPERATIONS

                                                                            FOR THE SIX
                                                                           MONTHS ENDED
                                                                           DECEMBER 31,
                                                                               2003
                                                                            (UNAUDITED)
                                                                           ------------
INVESTMENT INCOME:

     Dividends .......................................................     $   853,658
     Interest ........................................................         230,927
                                                                           -----------
          Total income ...............................................       1,084,585
                                                                           -----------

EXPENSES:

     Advisory fees ...................................................         410,393
     Distribution fees ...............................................         191,921
     Accounting/Administration fees ..................................          75,239
     Transfer agent fees .............................................          69,130
     Custodian fees ..................................................          14,363
     Professional fees ...............................................          60,944
     Trustees' fees ..................................................          21,972
     Shareholder reports .............................................          19,621
     Registration fees ...............................................          16,151
     Miscellaneous ...................................................          32,368
                                                                           -----------
          Total expenses .............................................         912,102
                                                                           -----------
NET INVESTMENT INCOME ................................................         172,483
                                                                           -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain on investments ................................       6,404,544
     Net change in unrealized appreciation/depreciation on investments      15,071,526
                                                                           -----------
     Net realized and unrealized gain on investments .................      21,476,070
                                                                           -----------
     Net increase in net assets resulting from operations ............     $21,648,553
                                                                           ===========

                       See notes to financial statements.

                                  SENBANC FUND


                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                           FOR THE SIX
                                                                           MONTHS ENDED         FOR THE
                                                                           DECEMBER 31,       FISCAL YEAR
                                                                               2003              ENDED
                                                                            (UNAUDITED)      JUNE 30, 2003
                                                                           ------------      -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income (loss) ....................................     $    172,483      $    (80,185)
     Net realized gain on investments ................................        6,404,544         6,450,925
     Net change in unrealized appreciation/depreciation on investments       15,071,526         4,155,979
                                                                           ------------      ------------
          Net increase in net assets resulting from operations .......       21,648,553        10,526,719
                                                                           ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income ...........................................         (160,811)          (36,972)
     Net realized gain on investments ................................       (9,039,342)       (2,665,415)
                                                                           ------------      ------------
          Total distributions ........................................       (9,200,153)       (2,702,387)
                                                                           ------------      ------------

FROM SHARE TRANSACTIONS (A):
     Proceeds from shares sold .......................................       54,589,308        53,120,459
     Reinvestment of distributions ...................................        8,852,815         2,584,248
     Shares redeemed .................................................       (5,460,771)       (8,330,149)
                                                                           ------------      ------------
          Net increase in net assets from share transactions .........       57,981,352        47,374,558
                                                                           ------------      ------------
TOTAL INCREASE IN NET ASSETS .........................................       70,429,752        55,198,890
                                                                           ------------      ------------

NET ASSETS:
     Beginning of period .............................................      104,836,919        49,638,029
                                                                           ------------      ------------
     End of period ...................................................     $175,266,671      $104,836,919
                                                                           ============      ============
     Undistributed net investment income, end of period ..............     $     11,672      $         --
                                                                           ============      ============


                                                                                       SHARES
                                                                           ------------------------------
(A) TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
     Shares sold .....................................................        3,383,238         3,791,491
     Reinvestment of distributions ...................................          547,484           198,788
     Shares redeemed .................................................         (337,624)         (619,422)
                                                                           ------------      ------------
          Net increase in shares .....................................        3,593,098         3,370,857
                                                                           ============      ============

                       See notes to financial statements.

                                  SENBANC FUND


                              FINANCIAL HIGHLIGHTS

                                                 FOR THE SIX
                                                 MONTHS ENDED              FOR THE FISCAL YEARS ENDED           FOR THE PERIOD
                                                 DECEMBER 31,     ----------------------------------------       JULY 8, 1999*
                                                     2003         JUNE 30,        JUNE 30,        JUNE 30,         THROUGH
                                                 (UNAUDITED)        2003            2002            2001        JUNE 30, 2000

Net asset value:
   Beginning of period .......................     $  14.86       $  13.47         $ 12.05        $  8.62          $ 10.00
                                                   --------       --------         -------        -------          -------
Net investment income (loss) .................         0.01          (0.01)           0.03+          0.18             0.16
Net realized and unrealized gain
   (loss) on investments .....................         2.54           2.05            2.38+          3.38            (1.38)
                                                   --------       --------         -------        -------          -------
Total from investment operations .............         2.55           2.04            2.41           3.56            (1.22)
                                                   --------       --------         -------        -------          -------
Less distributions from:
Net investment income ........................        (0.02)         (0.01)          (0.11)         (0.06)           (0.16)
Net realized gain on investments .............        (0.93)         (0.64)          (0.88)         (0.07)              --
                                                   --------       --------         -------        -------          -------
Total distributions ..........................        (0.95)         (0.65)          (0.99)         (0.13)           (0.16)
                                                   --------       --------         -------        -------          -------
Net asset value:
   End of period .............................     $  16.46       $  14.86         $ 13.47        $ 12.05          $  8.62
                                                   ========       ========         =======        =======          =======
Total investment return (excludes
   sales charge) .............................        14.65%**       15.87%          21.64%         41.64%          (12.20)%**


SIGNIFICANT RATIOS ANDSUPPLEMENTAL DATA

Ratio of operating expenses to average
   net assets, including waivers .............         1.33%***       1.64%           1.75%          1.75%            1.75%***
Ratio of operating expenses to average
   net assets, excluding waivers .............         1.33%***       1.64%           2.01%          2.75%            2.75%***
Ratio of net investment income (loss) to
   average net assets, including waivers .....         0.25%***      (0.13)%          0.13%          1.74%            1.98%***
Ratio of net investment income (loss) to
   average net assets, excluding waivers .....         0.25%***      (0.13)%         (0.13)%         0.74%            0.98%***
Portfolio turnover rate ......................        26.15%**       60.14%          40.27%         43.15%           12.93%**
Net assets, end of period (000's omitted) ....     $175,267       $104,837         $49,638        $25,241          $16,773

*   Commencement of operations.
**  Not annualized.
*** Annualized.
+   Calculated based on average shares outstanding.

                       See notes to financial statements.

                                  SENBANC FUND
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)
                                DECEMBER 31, 2003


1. DESCRIPTION OF THE FUND

Senbanc Fund (the "Fund") is a series of Hilliard Lyons Research Trust (the "Trust"), a non-diversified, open-end management investment company organized as a Delaware statutory trust. The Trust may issue an unlimited number of shares in one or more series or classes as the Board of Trustees may authorize. Currently, the Fund is the only series authorized and outstanding. The Fund commenced operations on July 8, 1999.


2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Fund.

SECURITY VALUATION: The Fund's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the mean between the closing bid and ask price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. The value of all other securities is determined in good faith pursuant to procedures adopted by the Board of Trustees.

FEDERAL INCOME TAXES: The Fund has qualified and intends to continue to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), and to distribute all of its taxable income to its shareholders. Accordingly, no provision for U.S. federal income taxes is required.

At December 31, 2003, the cost and related gross unrealized appreciation and depreciation were as follows:

           Cost of investments for tax purposes .................   $147,230,507
                                                                    ------------
           Gross tax unrealized appreciation ....................   $ 26,119,026
           Gross tax unrealized depreciation ....................        150,911
                                                                    ------------
           Net tax unrealized appreciation on investments .......   $ 25,968,115
                                                                    ============

The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

At December 31, 2003, the components of distributable earnings on a tax basis were as follows:

           Undistributed ordinary income ........................     $2,081,859
           Undistributed long-term capital gain .................        996,768
                                                                      ----------
                                                                      $3,078,627
                                                                      ==========

                                  SENBANC FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)
                                DECEMBER 31, 2003


DISTRIBUTION OF INCOME AND GAINS: Distributions of net investment income and net realized gains will be made annually. Additional distributions may be made to the extent necessary. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Certain "book/tax" differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, at June 30, 2003, a net investment loss of $80,185 was reclassified to accumulated net realized gain. This reclassification had no effect on net assets or net asset value per share.

The tax character of distributions paid during the periods ended December 31, 2003 and June 30, 2003 were as follows:

                                           DECEMBER 31, 2003      JUNE 30, 2003
                                          -------------------    ---------------
           Distributions paid from:
           Ordinary income .............      $1,473,458           $  482,657
           Long-term capital gain ......       7,726,695            2,219,730
                                              ----------           ----------
                                              $9,200,153           $2,702,387
                                              ==========           ==========

OTHER: Investment security transactions are accounted for on a trade date basis. The Fund uses the specific cost identification method for determining realized gain or loss on investments for both financial and Federal income tax reporting purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.


3. PORTFOLIO TRANSACTIONS

During the six-month period ended December 31, 2003, purchases and sales of investment securities (excluding short-term investments) aggregated as follows:

           Purchases ........................  $47,368,568
           Sales ............................   21,978,567


4. INVESTMENT ADVISORY AND OTHER SERVICES

Hilliard Lyons Research Advisors (the "Advisor"), a division of J.J.B. Hilliard, W.L. Lyons, Inc., provides management and investment advisory services to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Advisor is paid a monthly fee at the annual rate of 0.60% of the Fund's average daily net assets.

                                  SENBANC FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)
                                DECEMBER 31, 2003


PFPC Inc. ("PFPC"), an affiliate of the Advisor, serves as administrator, accounting agent and transfer agent to the Trust pursuant to separate agreements with the Trust.

PFPC Trust Company, an affiliate of the Advisor, serves as Custodian of the assets of the Fund pursuant to a Custody Agreement with the Trust.

J.J.B. Hilliard, W.L. Lyons, Inc. (the "Distributor"), an affiliate of the Advisor, manages the Fund's distribution efforts. The Board of Trustees has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), to allow the Fund to reimburse the Distributor for certain expenses incurred in connection with distribution activities. The Trustees have authorized a payment of up to 0.60% of the Fund's average daily net assets annually to reimburse the Distributor for such expenses.

For the six months ended December 31, 2003, the Distributor earned $116,216 for commissions on sales of the Fund's shares.

Certain Trustees of the Trust are also officers or directors of the Advisor. Trustees of the Trust who are "interested persons" (as such term is defined in the 1940 Act) of the Trust and officers of the Trust receive no compensation from the Trust.


5. INDUSTRY CONCENTRATION RISK

Since the Fund's investments will be concentrated in the banking industry, they will be subject to risks in addition to those that apply to the general equity market. Events may occur that significantly affect the entire banking industry; therefore, the Fund's share value may at times increase or decrease at a faster rate than the share value of a mutual fund with investments in many industries.

-------------------------------------------------

                     TRUSTEES

   Robert L. Decker         John Russell Ray, Jr.
   W. Patrick Mulloy        James W. Stuckert

                     OFFICERS

   James W. Stuckert -- CHAIRMAN
   James M. Rogers -- PRESIDENT AND CEO
   Alan F. Morel -- VICE PRESIDENT
   Pat A. Colletti -- TREASURER AND CFO
   Joseph C. Curry, Jr. -- VICE PRESIDENT,
                           ASST. TREASURER AND CAO
   Jeannie L. Oster -- SECRETARY
   Ann F. Cody -- ASST. SECRETARY

                    DISTRIBUTOR

   J.J.B. Hilliard, W.L. Lyons, Inc.
   501 South 4th Street
   Louisville, KY 40202

                  TRANSFER AGENT

   PFPC Inc.
   760 Moore Road
   King of Prussia, PA 19406

                     CUSTODIAN

   PFPC Trust Company
   The Eastwick Center
   8800 Tinicum Boulevard
   Philadelphia, PA 19153

                     AUDITORS

   Deloitte & Touche LLP
   1700 Market Street
   Philadelphia, PA 19103

                   LEGAL COUNSEL

   Vedder, Price, Kaufman & Kammholz, P.C.
   222 North LaSalle Street
   Chicago, IL 60601


This report is intended  for the  information  of
shareholders  of Senbanc Fund, but it may also be
used  as  sales   literature   when  preceded  or
accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund.


                SEMI-ANNUAL REPORT
                 DECEMBER 31, 2003
-------------------------------------------------




ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Hilliard Lyons Research Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ James M. Rogers
                         -------------------------------------------------------
                           James M. Rogers, President & Chief Executive Officer (principal executive officer)

Date              2/19/04
     ---------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ James M. Rogers
                         -------------------------------------------------------
                           James M. Rogers, President & Chief Executive Officer (principal executive officer)

Date              2/19/04
     ---------------------------------------------------------------------------


By (Signature and Title)*  /s/ Pat A. Colletti
                         -------------------------------------------------------
                           Pat A. Colletti, Treasurer & Chief Financial Officer (principal financial officer)

Date              2/20/04
     ---------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.